Segment Information - Summary of Group's Total Revenues from External Customers by Geographic Area (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 299,113	₽ 276,009	₽ 253,141
Domestic - Russia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	176,906	164,361	146,701
External Customers by Geographic Area [Member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	299,113	276,009	253,141
External Customers by Geographic Area [Member] | Domestic - Russia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	177,005	164,412	146,754
External Customers by Geographic Area [Member] | Asia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	63,182	54,114	40,119
External Customers by Geographic Area [Member] | Europe [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	36,605	34,126	39,019
External Customers by Geographic Area [Member] | CIS [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	19,346	18,630	20,231
External Customers by Geographic Area [Member] | Middle East [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	2,212	1,536	4,222
External Customers by Geographic Area [Member] | USA [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	286	707	581
External Customers by Geographic Area [Member] | Other Regions [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 477	₽ 2,484	₽ 2,215